Disclosures on Financial Instruments - Summary of Foreign Currency Exposure (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial assets	₨ 1,041,956.3	$ 15,987.1	₨ 893,758.1
Financial liabilities	1,889,327.8	$ 28,988.5	1,740,581.3
Foreign currency exchange rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	374,977.2		289,224.2	₨ 247,474.9
Financial liabilities	839,569.6		657,263.6	621,729.4
Foreign currency exchange rate risk [member] | U.S. dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	135,310.7		104,987.4	73,411.8
Financial liabilities	369,091.0		375,478.7	367,796.8
Foreign currency exchange rate risk [member] | Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	128,171.7		98,624.2	66,207.6
Financial liabilities	311,926.9		213,018.3	165,362.8
Foreign currency exchange rate risk [member] | Chinese Renminbi [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	49,977.2		40,009.6	63,929.2
Financial liabilities	53,989.1		33,991.9	54,509.4
Foreign currency exchange rate risk [member] | United Kingdom, Pounds
Disclosure of detailed information about financial instruments [line items]
Financial assets	15,115.0
Financial liabilities	63,716.6
Foreign currency exchange rate risk [member] | Japanese Yen [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,750.2		1,279.8	2,577.6
Financial liabilities	5,456.5		5,382.2	6,163.9
Foreign currency exchange rate risk [member] | Others [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	41,652.4		44,323.2	41,348.7
Financial liabilities	₨ 35,389.5		₨ 29,392.5	₨ 27,896.5